Vanguard Russell 1000 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (11.0%)
	Walt Disney Co.	509,359	77,209
	Walmart Inc.	409,495	48,767
	McDonald's Corp.	187,875	36,538
	Comcast Corp. Class A	696,483	30,750
	Home Depot Inc.	138,200	30,474
	Target Corp.	137,462	17,184
	General Motors Co.	361,599	13,018
	Ford Motor Co.	1,139,397	10,323
*	Charter Communications Inc. Class A	19,157	9,004
	Aptiv plc	70,045	6,576
	Royal Caribbean Cruises Ltd.	50,163	6,021
	DR Horton Inc.	99,243	5,493
	Carnival Corp.	116,554	5,254
	Tiffany & Co.	35,340	4,729
	Genuine Parts Co.	41,114	4,291
	Best Buy Co. Inc.	53,143	4,285
	MGM Resorts International	134,037	4,282
	Garmin Ltd.	42,360	4,138
*	Liberty Broadband Corp.	30,479	3,642
	Fox Corp. Class A	94,834	3,391
	Las Vegas Sands Corp.	51,917	3,258
*	Discovery Communications Inc.	103,239	3,151
	Aramark	70,834	3,091
	PulteGroup Inc.	74,515	2,955
*	Dollar Tree Inc.	31,534	2,884
	Lennar Corp. Class A	47,411	2,828
*	LKQ Corp.	76,972	2,716
*	Norwegian Cruise Line Holdings Ltd.	49,523	2,656
*	Henry Schein Inc.	37,538	2,586
*	Liberty Media Corp-Liberty Formula One	56,951	2,568
	Whirlpool Corp.	17,921	2,565
	BorgWarner Inc.	60,115	2,528
*	CarMax Inc.	25,404	2,471
	Viacom Inc. Class B	101,946	2,454
*	Mohawk Industries Inc.	17,242	2,403
	Advance Auto Parts Inc.	15,148	2,379
	Omnicom Group Inc.	29,692	2,360
*	DISH Network Corp. Class A	68,003	2,324
	Interpublic Group of Cos. Inc.	101,524	2,274
	Tapestry Inc.	84,156	2,263
	Kohl's Corp.	47,101	2,214
*	Liberty Media Corp-Liberty SiriusXM Class C	45,501	2,207
*	Caesars Entertainment Corp.	165,493	2,158
	PVH Corp.	22,142	2,147
	Lear Corp.	17,688	2,128
	Newell Brands Inc.	110,060	2,115
	Gentex Corp.	74,418	2,113
	Leggett & Platt Inc.	38,460	2,012
	Nielsen Holdings plc	90,424	1,768

Fortune Brands Home & Security Inc.	27,843	1,761
Harley-Davidson Inc.	45,384	1,651
Ralph Lauren Corp. Class A	14,858	1,595
Toll Brothers Inc.	38,574	1,550
* Discovery Communications Inc. Class A	44,468	1,465
Service Corp. International	33,137	1,459
News Corp. Class A	113,072	1,456
Brunswick Corp.	24,778	1,456
Fox Corp. Class B	40,580	1,420
* Uber Technologies Inc.	47,216	1,398
* Madison Square Garden Co. Class A	4,929	1,389
Macy's Inc.	90,436	1,385
* ServiceMaster Global Holdings Inc.	33,384	1,308
Williams-Sonoma Inc.	18,785	1,304
Foot Locker Inc.	31,853	1,276
New York Times Co. Class A	38,800	1,251
H&R Block Inc.	50,781	1,238
* Liberty Media Corp-Liberty SiriusXM Class A	24,090	1,173
Wyndham Hotels & Resorts Inc.	19,974	1,157
* frontdoor Inc.	24,940	1,129
Goodyear Tire & Rubber Co.	68,834	1,101
* Grand Canyon Education Inc.	12,564	1,070
Cinemark Holdings Inc.	31,458	1,065
* Qurate Retail Group Inc. QVC Group Class A	112,412	1,063
L Brands Inc.	55,107	1,055
Gap Inc.	61,967	1,029
Yum! Brands Inc.	10,044	1,011
Thor Industries Inc.	15,697	1,001
Coty Inc. Class A	85,437	986
* Skechers U.S.A. Inc. Class A	23,873	960
Six Flags Entertainment Corp.	21,220	923
AMERCO	2,531	917
Dick's Sporting Goods Inc.	19,423	890
Yum China Holdings Inc.	19,957	889
* Liberty Broadband Corp. Class A	7,476	885
* Capri Holdings Ltd.	23,731	881
Hyatt Hotels Corp. Class A	10,768	870
Extended Stay America Inc.	53,553	790
* AutoNation Inc.	15,333	783
Graham Holdings Co. Class B	1,206	762
* Hilton Grand Vacations Inc.	21,088	730
Carter's Inc.	7,013	725
Dollar General Corp.	4,437	698
John Wiley & Sons Inc. Class A	12,592	595
Wynn Resorts Ltd.	4,797	580
Expedia Group Inc.	5,287	537
* Urban Outfitters Inc.	20,784	533
Choice Hotels International Inc.	5,429	528
Penske Automotive Group Inc.	9,931	501
News Corp. Class B	34,425	453
International Game Technology plc	29,196	434
* Lyft Inc. Class A	8,276	405
CBS Corp. Class B	9,343	377
* Mattel Inc.	30,410	356
* Under Armour Inc. Class A	18,762	354
Hanesbrands Inc.	22,957	346
* Liberty Media Corp-Liberty Formula One Class A	7,402	319

* WABCO Holdings Inc.	2,359	318
* Under Armour Inc. Class C	18,341	317
Nexstar Media Group Inc. Class A	2,882	310
Vail Resorts Inc.	1,224	297
* Lions Gate Entertainment Corp. Class B	32,249	280
Columbia Sportswear Co.	2,954	273
* 2U Inc.	10,025	250
* IAA Inc.	3,732	169
Polaris Inc.	1,701	166
Lennar Corp. Class B	3,110	147
* Lions Gate Entertainment Corp. Class A	15,567	146
Dunkin' Brands Group Inc.	1,561	120
TripAdvisor Inc.	2,943	84
Viacom Inc. Class A	3,029	79
KAR Auction Services Inc.	3,420	72
Sinclair Broadcast Group Inc. Class A	1,042	36
* DISH Network Corp. Class A Rights Exp. 12/09/2019	3,672	3
		455,235
Consumer Staples (8.5%)
Procter & Gamble Co.	679,066	82,887
Philip Morris International Inc.	453,434	37,603
CVS Health Corp.	378,941	28,523
Mondelez International Inc. Class A	414,516	21,779
Coca-Cola Co.	355,817	19,001
Colgate-Palmolive Co.	244,803	16,603
Altria Group Inc.	279,048	13,869
Kimberly-Clark Corp.	99,687	13,591
Walgreens Boots Alliance Inc.	222,278	13,248
General Mills Inc.	174,598	9,310
PepsiCo Inc.	65,633	8,915
Constellation Brands Inc. Class A	46,185	8,593
Tyson Foods Inc. Class A	83,918	7,543
Archer-Daniels-Midland Co.	162,493	6,976
Kroger Co.	231,840	6,338
Corteva Inc.	218,921	5,696
Kraft Heinz Co.	182,967	5,580
Conagra Brands Inc.	140,781	4,064
Hormel Foods Corp.	81,271	3,619
JM Smucker Co.	32,038	3,367
Kellogg Co.	43,994	2,865
Lamb Weston Holdings Inc.	31,458	2,642
Molson Coors Brewing Co. Class B	50,340	2,541
* US Foods Holding Corp.	63,277	2,517
McCormick & Co. Inc.	12,623	2,136
Bunge Ltd.	39,910	2,130
Keurig Dr Pepper Inc.	59,552	1,843
Ingredion Inc.	19,653	1,635
Casey's General Stores Inc.	8,028	1,395
Flowers Foods Inc.	57,124	1,230
* Herbalife Nutrition Ltd.	25,677	1,171
* Post Holdings Inc.	10,573	1,117
Clorox Co.	6,705	994
Campbell Soup Co.	20,658	962
Energizer Holdings Inc.	18,144	905
Hershey Co.	5,239	776
Spectrum Brands Holdings Inc.	11,999	750
* TreeHouse Foods Inc.	13,150	643

*	Hain Celestial Group Inc.	25,945	641
	Nu Skin Enterprises Inc. Class A	15,641	598
*	Sprouts Farmers Market Inc.	17,695	350
*,^ Beyond Meat Inc.		3,782	314
*	Pilgrim's Pride Corp.	9,819	309
	Seaboard Corp.	71	292
*	Grocery Outlet Holding Corp.	7,939	263
	Brown-Forman Corp. Class B	2,937	199
	Brown-Forman Corp. Class A	1,255	80
			348,403
Energy (8.0%)
	Exxon Mobil Corp.	1,235,469	84,172
	Chevron Corp.	556,268	65,156
	ConocoPhillips	323,824	19,410
	Phillips 66	130,973	15,025
	Schlumberger Ltd.	404,307	14,636
	EOG Resources Inc.	169,198	11,996
	Marathon Petroleum Corp.	191,259	11,598
	Valero Energy Corp.	121,332	11,586
	Kinder Morgan Inc.	567,934	11,137
	Occidental Petroleum Corp.	260,967	10,065
	Williams Cos. Inc.	353,684	8,036
	ONEOK Inc.	81,966	5,824
	Halliburton Co.	252,786	5,306
	Hess Corp.	78,347	4,865
	Concho Resources Inc.	57,647	4,183
	Baker Hughes Co. Class A	184,174	4,129
	Pioneer Natural Resources Co.	28,048	3,586
	Diamondback Energy Inc.	37,974	2,937
	Noble Energy Inc.	139,299	2,892
	Marathon Oil Corp.	231,583	2,698
	Devon Energy Corp.	116,453	2,549
	National Oilwell Varco Inc.	112,291	2,532
	Apache Corp.	108,839	2,425
	Targa Resources Corp.	66,324	2,423
	HollyFrontier Corp.	44,530	2,296
*	Cheniere Energy Inc.	28,792	1,743
	Cimarex Energy Co.	29,375	1,350
*	First Solar Inc.	23,655	1,307
	Helmerich & Payne Inc.	31,913	1,261
	Valvoline Inc.	55,437	1,256
*	WPX Energy Inc.	123,137	1,212
	PBF Energy Inc. Class A	35,265	1,104
	Murphy Oil Corp.	45,105	1,038
*	Transocean Ltd.	165,290	823
	Continental Resources Inc.	25,782	796
	Cabot Oil & Gas Corp.	44,320	706
	EQT Corp.	72,264	631
	Kosmos Energy Ltd.	103,117	616
*	Apergy Corp.	22,024	562
	Patterson-UTI Energy Inc.	58,474	523
	Equitrans Midstream Corp.	52,175	520
	Parsley Energy Inc. Class A	32,804	491
^	Antero Midstream Corp.	64,279	294
*	Chesapeake Energy Corp.	371,461	221
	Range Resources Corp.	59,528	208
*	Centennial Resource Development Inc.Class A	51,810	160

* Antero Resources Corp.	75,231	150
		328,434
Financial Services (29.9%)
* Berkshire Hathaway Inc. Class B	570,390	125,657
JPMorgan Chase & Co.	927,355	122,188
Bank of America Corp.	2,457,036	81,868
Wells Fargo & Co.	1,158,555	63,095
Citigroup Inc.	658,982	49,503
US Bancorp	417,461	25,060
CME Group Inc.	103,259	20,934
Goldman Sachs Group Inc.	94,242	20,860
Chubb Ltd.	132,686	20,099
PNC Financial Services Group Inc.	129,520	19,844
Morgan Stanley	346,356	17,138
BlackRock Inc.	34,484	17,066
Prologis Inc.	183,123	16,765
Capital One Financial Corp.	136,386	13,640
American International Group Inc.	254,071	13,379
BB&T Corp.	222,874	12,196
Bank of New York Mellon Corp.	244,227	11,960
Aflac Inc.	215,285	11,806
MetLife Inc.	230,602	11,509
Prudential Financial Inc.	118,298	11,075
Allstate Corp.	95,598	10,645
American Express Co.	88,049	10,576
Welltower Inc.	117,903	9,971
Fidelity National Information Services Inc.	68,964	9,527
Intercontinental Exchange Inc.	97,501	9,182
SunTrust Banks Inc.	129,178	9,151
Equity Residential	107,054	9,110
Travelers Cos. Inc.	63,841	8,728
AvalonBay Communities Inc.	40,563	8,697
Progressive Corp.	114,326	8,352
State Street Corp.	108,580	8,154
Willis Towers Watson plc	37,564	7,379
Digital Realty Trust Inc.	60,526	7,321
Realty Income Corp.	92,780	7,110
Charles Schwab Corp.	137,173	6,790
Hartford Financial Services Group Inc.	104,889	6,488
Fifth Third Bancorp	212,597	6,418
M&T Bank Corp.	38,902	6,409
Weyerhaeuser Co.	217,114	6,407
Ventas Inc.	108,486	6,326
Boston Properties Inc.	44,857	6,214
Northern Trust Corp.	57,638	6,181
Essex Property Trust Inc.	19,079	5,956
T. Rowe Price Group Inc.	47,575	5,878
KeyCorp	290,909	5,641
Ameriprise Financial Inc.	32,651	5,351
Alexandria Real Estate Equities Inc.	32,526	5,286
Synchrony Financial	139,935	5,235
Discover Financial Services	59,721	5,069
Healthpeak Properties Inc.	143,846	5,017
Citizens Financial Group Inc.	129,474	4,980
Regions Financial Corp.	289,172	4,812
Invitation Homes Inc.	155,617	4,751
Cincinnati Financial Corp.	44,366	4,749

Mid-America Apartment Communities Inc.	33,103	4,506
Huntington Bancshares Inc.	301,982	4,497
Principal Financial Group Inc.	80,056	4,411
First Republic Bank	39,611	4,353
* Markel Corp.	3,631	4,123
WP Carey Inc.	49,003	4,088
* Arch Capital Group Ltd.	96,450	4,048
Annaly Capital Management Inc.	422,288	3,940
Arthur J Gallagher & Co.	42,210	3,937
Loews Corp.	76,816	3,910
UDR Inc.	81,146	3,899
Host Hotels & Resorts Inc.	211,506	3,699
Fidelity National Financial Inc.	77,473	3,690
Duke Realty Corp.	103,860	3,654
Ally Financial Inc.	114,155	3,635
Nasdaq Inc.	33,798	3,542
* CBRE Group Inc. Class A	60,969	3,476
Lincoln National Corp.	58,434	3,451
VICI Properties Inc.	134,667	3,330
Vornado Realty Trust	50,529	3,263
Sun Communities Inc.	19,653	3,237
* SVB Financial Group	13,907	3,223
Globe Life Inc.	31,228	3,209
Regency Centers Corp.	48,034	3,124
Camden Property Trust	26,982	3,010
VEREIT Inc.	306,156	2,988
Reinsurance Group of America Inc. Class A	18,033	2,984
AXA Equitable Holdings Inc.	120,418	2,979
Medical Properties Trust Inc.	143,057	2,970
Cboe Global Markets Inc.	24,488	2,912
Comerica Inc.	41,210	2,902
Federal Realty Investment Trust	21,706	2,867
WR Berkley Corp.	42,008	2,857
* Alleghany Corp.	3,662	2,857
Liberty Property Trust	45,323	2,793
AGNC Investment Corp.	159,588	2,764
National Retail Properties Inc.	47,115	2,626
Omega Healthcare Investors Inc.	62,081	2,609
Western Union Co.	95,859	2,577
Zions Bancorp NA	50,919	2,535
Kimco Realty Corp.	117,187	2,534
E*TRADE Financial Corp.	56,995	2,525
Gaming and Leisure Properties Inc.	59,141	2,496
Raymond James Financial Inc.	27,517	2,472
STORE Capital Corp.	60,526	2,464
Brown & Brown Inc.	64,322	2,428
Kilroy Realty Corp.	28,809	2,398
Assurant Inc.	17,809	2,366
Iron Mountain Inc.	73,202	2,351
American Financial Group Inc.	21,350	2,342
Apartment Investment & Management Co.	42,830	2,303
Franklin Resources Inc.	81,482	2,240
Public Storage	10,617	2,237
Voya Financial Inc.	38,067	2,219
Jones Lang LaSalle Inc.	13,280	2,209
Everest Re Group Ltd.	8,126	2,204
Douglas Emmett Inc.	48,410	2,133

People's United Financial Inc.	128,058	2,113
SL Green Realty Corp.	23,947	2,043
CyrusOne Inc.	32,488	2,024
First American Financial Corp.	31,766	2,021
Invesco Ltd.	114,711	2,014
Commerce Bancshares Inc.	29,337	1,966
Marsh & McLennan Cos. Inc.	18,044	1,950
East West Bancorp Inc.	42,411	1,943
Starwood Property Trust Inc.	79,195	1,940
American Campus Communities Inc.	39,772	1,911
Brixmor Property Group Inc.	86,647	1,901
New Residential Investment Corp.	121,275	1,880
Unum Group	60,781	1,868
TCF Financial Corp.	43,896	1,865
Old Republic International Corp.	82,025	1,850
Healthcare Trust of America Inc. Class A	59,382	1,802
CubeSmart	56,129	1,731
Cousins Properties Inc.	42,576	1,724
Prosperity Bancshares Inc.	23,584	1,657
Park Hotels & Resorts Inc.	69,313	1,639
Jefferies Financial Group Inc.	77,299	1,616
EPR Properties	22,480	1,594
New York Community Bancorp Inc.	132,465	1,579
Hudson Pacific Properties Inc.	43,885	1,571
Hanover Insurance Group Inc.	11,544	1,569
Simon Property Group Inc.	10,271	1,553
Popular Inc.	28,037	1,551
Cullen/Frost Bankers Inc.	16,533	1,547
Eaton Vance Corp.	32,749	1,545
Synovus Financial Corp.	39,735	1,514
MGIC Investment Corp.	103,904	1,497
Life Storage Inc.	13,589	1,488
RenaissanceRe Holdings Ltd.	7,882	1,484
First Horizon National Corp.	91,075	1,464
Highwoods Properties Inc.	29,977	1,455
JBG SMITH Properties	35,796	1,428
* Zillow Group Inc.	35,958	1,408
Assured Guaranty Ltd.	28,161	1,398
Spirit Realty Capital Inc.	26,342	1,380
Pinnacle Financial Partners Inc.	22,046	1,354
* Brighthouse Financial Inc.	32,583	1,341
Western Alliance Bancorp	25,644	1,338
PacWest Bancorp	34,639	1,290
SEI Investments Co.	19,970	1,289
Axis Capital Holdings Ltd.	21,767	1,288
Webster Financial Corp.	26,430	1,287
Wyndham Destinations Inc.	26,385	1,280
Affiliated Managers Group Inc.	14,586	1,245
Sterling Bancorp	58,956	1,204
Janus Henderson Group plc	46,894	1,191
FNB Corp.	95,758	1,189
Rayonier Inc.	38,296	1,173
Equity Commonwealth	35,380	1,162
* Athene Holding Ltd. Class A	25,757	1,160
CIT Group Inc.	25,238	1,149
Two Harbors Investment Corp.	77,765	1,131
Alliance Data Systems Corp.	10,555	1,128

Macerich Co.	41,594	1,120
Service Properties Trust	48,018	1,118
American Homes 4 Rent Class A	41,851	1,118
First Citizens BancShares Inc. Class A	2,124	1,104
First Hawaiian Inc.	38,534	1,100
Weingarten Realty Investors	34,522	1,099
Kemper Corp.	14,754	1,091
Wintrust Financial Corp.	15,999	1,087
Chimera Investment Corp.	53,023	1,080
Bank OZK	36,145	1,073
SLM Corp.	123,456	1,053
Bank of Hawaii Corp.	11,500	1,036
Umpqua Holdings Corp.	62,761	1,027
MFA Financial Inc.	133,134	1,020
Apple Hospitality REIT Inc.	62,304	1,013
Associated Banc-Corp	46,140	989
White Mountains Insurance Group Ltd.	893	988
Legg Mason Inc.	25,110	981
BankUnited Inc.	27,670	970
Signature Bank	7,803	963
Corporate Office Properties Trust	32,074	936
* CoreLogic Inc.	22,429	929
Outfront Media Inc.	35,345	883
* Howard Hughes Corp.	7,858	868
Retail Properties of America Inc.	60,662	863
Navient Corp.	60,049	862
* Texas Capital Bancshares Inc.	14,261	824
OneMain Holdings Inc.	18,622	802
Paramount Group Inc.	57,395	780
BOK Financial Corp.	9,265	772
Interactive Brokers Group Inc.	15,937	772
Brandywine Realty Trust	49,678	767
Lazard Ltd. Class A	19,144	740
Equifax Inc.	5,250	733
Santander Consumer USA Holdings Inc.	30,274	713
Extra Space Storage Inc.	6,699	710
Columbia Property Trust Inc.	33,173	689
Colony Capital Inc.	128,740	628
* Zillow Group Inc. Class A	16,061	627
Empire State Realty Trust Inc.	44,445	620
Evercore Inc. Class A	7,460	577
SITE Centers Corp.	39,838	577
Taubman Centers Inc.	16,658	541
TD Ameritrade Holding Corp.	10,045	521
BGC Partners Inc. Class A	85,983	499
Primerica Inc.	3,335	446
Erie Indemnity Co. Class A	2,364	400
Jack Henry & Associates Inc.	2,562	389
Mercury General Corp.	7,789	382
CNA Financial Corp.	8,042	360
TFS Financial Corp.	13,928	283
CoreSite Realty Corp.	2,304	261
American National Insurance Co.	2,109	249
* Credit Acceptance Corp.	378	163
Virtu Financial Inc. Class A	7,573	126
		1,229,903

Health Care (12.1%)
Johnson & Johnson	658,021	90,471
Pfizer Inc.	1,623,541	62,539
Medtronic plc	391,536	43,613
^ Danaher Corp.	175,864	25,673
Abbott Laboratories	285,001	24,353
Gilead Sciences Inc.	318,134	21,391
Becton Dickinson and Co.	71,382	18,452
Allergan plc	95,544	17,670
Bristol-Myers Squibb Co.	281,856	16,049
Anthem Inc.	53,221	15,363
Cigna Corp.	75,276	15,049
Thermo Fisher Scientific Inc.	37,070	11,638
* Biogen Inc.	35,231	10,563
Zimmer Biomet Holdings Inc.	59,764	8,683
Humana Inc.	22,470	7,668
* Regeneron Pharmaceuticals Inc.	18,933	6,986
McKesson Corp.	47,996	6,942
Agilent Technologies Inc.	81,779	6,605
Baxter International Inc.	74,713	6,124
Cardinal Health Inc.	86,947	4,785
* Laboratory Corp. of America Holdings	26,761	4,611
* IQVIA Holdings Inc.	29,958	4,373
HCA Healthcare Inc.	31,441	4,360
Quest Diagnostics Inc.	39,155	4,172
Cooper Cos. Inc.	12,243	3,833
Dentsply Sirona Inc.	64,997	3,675
STERIS plc	23,046	3,483
Merck & Co. Inc.	39,280	3,424
Amgen Inc.	14,035	3,294
Universal Health Services Inc. Class B	23,184	3,234
* Elanco Animal Health Inc.	108,137	2,997
* Mylan NV	148,788	2,794
* QIAGEN NV	63,981	2,738
* DaVita Inc.	35,827	2,571
PerkinElmer Inc.	24,845	2,308
* Bio-Rad Laboratories Inc. Class A	6,169	2,279
* Catalent Inc.	42,193	2,194
Perrigo Co. plc	36,705	1,880
* Alexion Pharmaceuticals Inc.	15,304	1,744
* Horizon Therapeutics plc	47,703	1,564
* Bluebird Bio Inc.	16,006	1,296
* Integra LifeSciences Holdings Corp.	20,813	1,269
* Centene Corp.	19,956	1,207
* United Therapeutics Corp.	12,831	1,184
Encompass Health Corp.	14,381	1,017
Hill-Rom Holdings Inc.	9,181	984
* Alkermes plc	44,447	934
* Exelixis Inc.	52,178	868
* Nektar Therapeutics Class A	40,420	820
* Acadia Healthcare Co. Inc.	24,733	795
* Hologic Inc.	14,946	767
West Pharmaceutical Services Inc.	5,068	745
* ICU Medical Inc.	3,807	714
* MEDNAX Inc.	23,927	625
* Alnylam Pharmaceuticals Inc.	4,922	577
* Agios Pharmaceuticals Inc.	14,122	549

* Molina Healthcare Inc.	3,943	534
* Premier Inc. Class A	14,772	525
* WellCare Health Plans Inc.	1,339	431
Cantel Medical Corp.	4,555	350
* Avantor Inc.	19,552	335
* Jazz Pharmaceuticals plc	1,765	267
* Moderna Inc.	5,873	120
* Change Healthcare Inc.	7,024	94
* Adaptive Biotechnologies Corp.	1,405	38
		499,190
Materials & Processing (4.5%)
Linde plc	158,260	32,635
DuPont de Nemours Inc.	218,522	14,162
Air Products & Chemicals Inc.	55,126	13,028
Dow Inc.	218,342	11,653
Newmont Goldcorp Corp.	238,121	9,144
LyondellBasell Industries NV Class A	77,561	7,177
PPG Industries Inc.	46,450	5,985
International Paper Co.	114,603	5,311
Nucor Corp.	89,436	5,041
Freeport-McMoRan Inc.	422,414	4,807
Celanese Corp. Class A	36,028	4,524
^ International Flavors & Fragrances Inc.	31,122	4,395
Masco Corp.	84,313	3,925
FMC Corp.	38,362	3,758
Martin Marietta Materials Inc.	12,665	3,399
Eastman Chemical Co.	39,511	3,096
Packaging Corp. of America	27,068	3,029
Westrock Co.	73,682	2,972
CF Industries Holdings Inc.	56,850	2,627
RPM International Inc.	31,173	2,298
Reliance Steel & Aluminum Co.	18,714	2,208
Owens Corning	31,301	2,099
Steel Dynamics Inc.	60,593	2,044
Albemarle Corp.	30,547	1,997
Mosaic Co.	101,975	1,943
Sonoco Products Co.	28,937	1,752
Watsco Inc.	9,374	1,668
MDU Resources Group Inc.	56,630	1,645
Sealed Air Corp.	41,902	1,581
Royal Gold Inc.	13,007	1,525
Huntsman Corp.	63,875	1,445
Graphic Packaging Holding Co.	86,635	1,410
Ashland Global Holdings Inc.	17,579	1,260
AptarGroup Inc.	11,103	1,245
* Crown Holdings Inc.	16,223	1,231
* Axalta Coating Systems Ltd.	42,080	1,198
* Berry Global Group Inc.	24,138	1,127
* Alcoa Corp.	54,712	1,113
* Univar Solutions Inc.	46,832	1,097
Acuity Brands Inc.	8,321	1,088
Timken Co.	19,113	1,005
Valmont Industries Inc.	6,108	874
Olin Corp.	48,966	858
Cabot Corp.	16,452	773
Chemours Co.	46,568	735
Westlake Chemical Corp.	10,064	691

Silgan Holdings Inc.	22,167	683
Domtar Corp.	17,876	667
United States Steel Corp.	48,964	642
Fastenal Co.	15,488	550
Ingersoll-Rand plc	4,158	545
* Element Solutions Inc.	40,164	470
Owens-Illinois Inc.	44,129	436
Vulcan Materials Co.	3,029	430
GrafTech International Ltd.	18,880	266
Southern Copper Corp.	6,521	248
Lennox International Inc.	878	225
Eagle Materials Inc.	2,308	212
Hexcel Corp.	1,614	129
Ardagh Group SA	4,834	90
NewMarket Corp.	136	67
		184,238
Producer Durables (9.2%)
United Technologies Corp.	236,604	35,098
General Electric Co.	2,524,553	28,452
Caterpillar Inc.	146,571	21,213
Honeywell International Inc.	107,379	19,172
Deere & Co.	82,473	13,860
Norfolk Southern Corp.	67,198	13,003
General Dynamics Corp.	69,247	12,585
Emerson Electric Co.	163,003	12,039
Eaton Corp. plc	123,111	11,388
FedEx Corp.	70,521	11,287
CSX Corp.	142,099	10,166
Johnson Controls International plc	231,774	9,927
Roper Technologies Inc.	25,213	9,086
Cummins Inc.	44,809	8,194
PACCAR Inc.	98,847	8,043
Delta Air Lines Inc.	135,696	7,777
Parker-Hannifin Corp.	37,432	7,441
Stanley Black & Decker Inc.	44,234	6,977
Raytheon Co.	31,032	6,747
3M Co.	38,514	6,538
Republic Services Inc. Class A	58,157	5,156
* United Airlines Holdings Inc.	53,080	4,926
Fortive Corp.	67,038	4,838
Kansas City Southern	29,310	4,467
* Teledyne Technologies Inc.	10,460	3,577
Arconic Inc.	114,257	3,537
Jacobs Engineering Group Inc.	38,162	3,514
Southwest Airlines Co.	57,116	3,292
Textron Inc.	66,636	3,081
Waste Management Inc.	27,098	3,060
American Airlines Group Inc.	104,771	3,011
Westinghouse Air Brake Technologies Corp.	37,900	2,978
Dover Corp.	23,679	2,640
Snap-on Inc.	15,882	2,548
* Trimble Inc.	60,438	2,450
Pentair plc	48,627	2,157
Old Dominion Freight Line Inc.	11,012	2,110
Xerox Holdings Corp.	53,086	2,067
JB Hunt Transport Services Inc.	17,251	1,995
* HD Supply Holdings Inc.	49,597	1,975

* AECOM	45,536	1,973
FLIR Systems Inc.	36,028	1,930
ITT Inc.	25,682	1,792
IDEX Corp.	11,008	1,791
Oshkosh Corp.	19,775	1,789
Curtiss-Wright Corp.	12,481	1,714
* Stericycle Inc.	26,265	1,650
ManpowerGroup Inc.	17,452	1,617
AO Smith Corp.	33,256	1,610
TransDigm Group Inc.	2,709	1,536
* Genesee & Wyoming Inc. Class A	13,498	1,504
* JetBlue Airways Corp.	77,668	1,497
National Instruments Corp.	35,331	1,488
Flowserve Corp.	30,335	1,477
* Kirby Corp.	17,439	1,471
AGCO Corp.	18,676	1,459
* Sensata Technologies Holding plc	27,085	1,395
Quanta Services Inc.	32,145	1,338
Alaska Air Group Inc.	19,289	1,331
AMETEK Inc.	13,384	1,325
Knight-Swift Transportation Holdings Inc.	35,648	1,319
Air Lease Corp. Class A	28,137	1,306
* Gardner Denver Holdings Inc.	38,524	1,305
* Clean Harbors Inc.	15,203	1,257
Littelfuse Inc.	6,837	1,240
Crane Co.	14,878	1,236
nVent Electric plc	43,880	1,084
Expeditors International of Washington Inc.	14,069	1,052
Hubbell Inc. Class B	6,943	1,021
* United Rentals Inc.	6,518	998
Regal Beloit Corp.	12,149	993
MSC Industrial Direct Co. Inc. Class A	13,005	955
Copa Holdings SA Class A	8,950	933
* Colfax Corp.	27,080	913
* XPO Logistics Inc.	10,931	904
Macquarie Infrastructure Corp.	20,925	878
Allegion plc	6,583	790
Ryder System Inc.	14,822	778
CH Robinson Worldwide Inc.	9,025	694
Fluor Corp.	39,736	693
Trinity Industries Inc.	30,336	638
* WESCO International Inc.	11,867	624
Huntington Ingalls Industries Inc.	2,386	600
BWX Technologies Inc.	6,935	417
Schneider National Inc. Class B	15,781	359
Carlisle Cos. Inc.	2,276	355
* Resideo Technologies Inc.	35,057	343
Woodward Inc.	2,836	331
^ ADT Inc.	32,764	303
Spirit AeroSystems Holdings Inc. Class A	2,931	255
Nordson Corp.	1,473	244
Avery Dennison Corp.	1,565	204
* Gates Industrial Corp. plc	13,578	161
Landstar System Inc.	1,068	119
Lincoln Electric Holdings Inc.	981	90
		379,451

Technology (6.2%)
Intel Corp.	1,293,328	75,078
* Micron Technology Inc.	322,221	15,309
International Business Machines Corp.	102,354	13,762
Activision Blizzard Inc.	208,818	11,450
Analog Devices Inc.	92,715	10,472
Cognizant Technology Solutions Corp. Class A	147,922	9,483
HP Inc.	417,601	8,385
Applied Materials Inc.	126,445	7,321
L3Harris Technologies Inc.	32,013	6,438
Hewlett Packard Enterprise Co.	392,485	6,213
Marvell Technology Group Ltd.	191,207	5,042
Skyworks Solutions Inc.	47,792	4,698
Microchip Technology Inc.	48,842	4,618
Corning Inc.	154,464	4,486
Western Digital Corp.	84,964	4,276
NortonLifeLock Inc.	169,442	4,219
Leidos Holdings Inc.	39,768	3,613
* Qorvo Inc.	34,381	3,583
* IHS Markit Ltd.	42,715	3,103
DXC Technology Co.	77,050	2,876
Maxim Integrated Products Inc.	48,988	2,776
Amdocs Ltd.	39,186	2,716
* Autodesk Inc.	14,595	2,640
* ON Semiconductor Corp.	118,405	2,542
Cypress Semiconductor Corp.	107,660	2,525
Juniper Networks Inc.	98,708	2,474
* Take-Two Interactive Software Inc.	17,481	2,121
Motorola Solutions Inc.	12,577	2,104
* IAC/InterActiveCorp	9,023	2,009
* Arrow Electronics Inc.	24,068	1,917
* VeriSign Inc.	9,663	1,843
* Ciena Corp.	45,031	1,709
* CACI International Inc. Class A	7,081	1,695
MKS Instruments Inc.	15,880	1,688
SYNNEX Corp.	12,177	1,495
Sabre Corp.	66,174	1,484
* Nuance Communications Inc.	82,559	1,480
Lam Research Corp.	5,164	1,378
Jabil Inc.	34,584	1,343
* IPG Photonics Corp.	9,427	1,339
* Cree Inc.	28,363	1,254
* Zynga Inc. Class A	195,707	1,219
Avnet Inc.	29,854	1,214
* ViaSat Inc.	16,333	1,200
LogMeIn Inc.	14,559	1,135
Dolby Laboratories Inc. Class A	16,230	1,118
* Coherent Inc.	7,088	1,069
* Electronic Arts Inc.	8,164	825
* CommScope Holding Co. Inc.	54,405	740
* Dell Technologies Inc.	11,859	575
* EchoStar Corp. Class A	13,508	568
Citrix Systems Inc.	3,933	444
* Covetrus Inc.	27,615	395
SS&C Technologies Holdings Inc.	6,060	364
* Akamai Technologies Inc.	3,942	343
* Ceridian HCM Holding Inc.	5,048	305

* F5 Networks Inc.	1,317	192
* SolarWinds Corp.	9,128	177
* Cerence Inc.	10,319	161
* Dynatrace Inc.	2,270	60
* Medallia Inc.	1,311	40
		257,101
Utilities (10.4%)
AT&T Inc.	2,129,606	79,605
Verizon Communications Inc.	1,207,428	72,735
NextEra Energy Inc.	139,501	32,618
Dominion Energy Inc.	233,752	19,427
Southern Co.	303,175	18,794
Duke Energy Corp.	212,518	18,738
American Electric Power Co. Inc.	144,308	13,182
Exelon Corp.	282,514	12,544
Sempra Energy	79,911	11,768
Xcel Energy Inc.	149,733	9,207
Public Service Enterprise Group Inc.	147,138	8,727
Consolidated Edison Inc.	97,035	8,431
WEC Energy Group Inc.	91,896	8,147
Eversource Energy	94,408	7,802
FirstEnergy Corp.	154,816	7,383
PPL Corp.	210,846	7,175
Edison International	102,058	7,052
Entergy Corp.	57,958	6,746
DTE Energy Co.	53,270	6,656
American Water Works Co. Inc.	52,709	6,379
Ameren Corp.	71,467	5,312
CMS Energy Corp.	82,904	5,082
CenturyLink Inc.	318,262	4,612
Evergy Inc.	68,152	4,312
AES Corp.	193,808	3,665
Atmos Energy Corp.	34,114	3,649
Alliant Energy Corp.	68,498	3,630
CenterPoint Energy Inc.	146,568	3,600
* T-Mobile US Inc.	43,212	3,394
Vistra Energy Corp.	123,720	3,282
NRG Energy Inc.	73,785	2,931
NiSource Inc.	109,406	2,894
Pinnacle West Capital Corp.	32,380	2,830
Aqua America Inc.	62,493	2,767
UGI Corp.	60,230	2,623
OGE Energy Corp.	58,023	2,440
* GCI Liberty Inc. Class A	28,621	2,032
IDACORP Inc.	14,668	1,541
Hawaiian Electric Industries Inc.	31,695	1,384
* PG&E Corp.	153,172	1,143
National Fuel Gas Co.	24,126	1,086
* Sprint Corp.	167,080	989
Avangrid Inc.	16,865	819
Telephone & Data Systems Inc.	28,464	675
* United States Cellular Corp.	4,537	154
		429,962
Total Common Stocks (Cost $3,703,714)		4,111,917

	Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	1.841%		23,249	2,326

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.527-1.541%	04/30/20	450	447
Total Temporary Cash Investments (Cost $2,772)				2,773
Total Investments (99.9%) (Cost $3,706,486)				4,114,690
Other Assets and Liabilities-Net (0.1%)3				2,534
Net Assets (100%)				4,117,224

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,243,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $2,323,000 was received for securities on loan.
4 Securities with a value of $277,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	32	5,030	193

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Russell 1000 Value Index Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,111,917	—	—
Temporary Cash Investments	2,326	447	—
Futures Contracts—Liabilities[1]	(22)	—	—
Total	4,114,221	447	—
1 Represents variation margin on the last day of the reporting period.